SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	4 Months Ended
	Dec. 07, 2020	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption			28,646,767
Cash Equivalents		$ 0	$ 0
Offering costs			$ 19,126,250
Price per share		$ 10.00
Public Warrants exercisable term after the completion of a business combination			30 days
Public Warrants exercisable term from the closing of the initial public offering			1 year
Public Warrants expiration term			5 years
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days
Threshold percentage of outstanding Class A securities		50.00%
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	0
Income tax expense		0	0
Interest earned on marketable securities held in Trust Account		4,700
Net Earnings		16,083,886	(1,767,451)
Cash, FDIC Insured Amount		$ 250,000	$ 250,000
Class A Ordinary Share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption		30,255,156	28,646,767
Net Earnings			$ 0
Weighted average shares outstanding, basic and diluted		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00	$ 0.00
Redeemable Class A Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock		13,075,000
Interest earned on marketable securities held in Trust Account		$ (4,700)
Net Earnings		$ 4,700	$ 0
Weighted average shares outstanding, basic and diluted		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00	$ 0.00
Non-Redeemable Class B Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings		$ 16,083,886	$ (1,767,451)
Redeemable Net Earnings		(4,700)
Non-Redeemable Net Income		$ 16,079,186	$ 0
Weighted average shares outstanding, basic and diluted		8,625,000	7,758,028
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 1.86	$ (0.23)
Initial Public Offering
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Sale of units (in shares)	34,500,000	34,500,000
Price per share	$ 10.00	$ 10.00
Number of shares in a unit	1	1
Number of warrants in a unit	0.25	0.25	0.25
Number of shares issuable per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Public Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued		8,625,000
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		1 year
Public Warrants expiration term		5 years
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.000
Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of warrants issued		4,450,000
Price of warrants		$ 2.00	$ 2.00
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.500	$ 11.50
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days